4. Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Officer compensation/consulting services	$ 30,000	$ 0	$ 60,000	$ 0	$ 0	$ 9,000	$ 9,000
President, CEO [Member]
Officer compensation/consulting services					0	4,500
Chief Financial Officer [Member]
Officer compensation/consulting services					$ 0	$ 4,500